DEFERRED COMPENSATION (Details) - USD ($) $ in Millions	Dec. 26, 2015	Dec. 27, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held by the Plan	$ 0.8	$ 0.7
Liabilities related to Plan	13.3	9.7
Other Liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation liability	2.3	2.0
Other Assets
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash surrender value of life insurance	$ 2.3	$ 2.0